Share-Based compensation (Tables)	6 Months Ended
Jun. 30, 2025
Share-Based compensation
Schedule of changes of period for equity-settled warrant plans

Number of shares (after share split) warrants give right to across all plans	2025	2024
Outstanding at January 1	2,258,319	1,635,606
Granted	658,374	385,250
Forfeited	(37,377)	(13,625)
Exercised	(13,875)	(24,275)
Expired	(67,500)	(35,975)
Outstanding as at June 30	2,797,941	1,946,981
Exercisable as at June 30	1,715,849	1,210,613

Schedule of input to Black-Scholes model for warrants granted

		Plan 2021	Plan 2021	Plan 2021	Plan 2021
	Plan 2020	(grant Sept 17	(grant Oct 27	(grant Feb 21	(grant Feb 21
	(grant 2020)	2021)	2021)	2022)	2022)
Return Dividend	0%	0%	0%	0%	0%
Expected volatility	56.32%	51.30%	51.50%	49.80%	49.80%
Risk-free interest rate	(0.20)%	(0.36)%	(0.18)%	0.37%	0.37%
Expected life	3	3	3	3	3
Exercise price	11.94	25.31	25.31	17.76	25.31
Stock price	10.20	25.75	20.50	17.50	17.50
Fair value	3.31	9.22	5.94	6.05	4.15

	Plan 2021	Plan 2021	Plan 2021	Plan 2021	Plan 2021
	(grant Feb 21	(grant May 14	(grant June 8	(grant Aug 8	(grant Aug 8
	2022)	2022)	2022)	2022)	2022)
Return Dividend	0%	0%	0%	0%	0%
Expected volatility	49.80%	49.80%	52.60%	53.71%	53.97%
Risk-free interest rate	0.50%	1.06%	1.60%	1.39%	1.45%
Expected life	4	3	3	3	4
Exercise price	17.76	13.82	12.95	9.66	9.66
Stock price	17.50	13.82	13.34	9.75	9.75
Fair value	6.90	4.94	5.21	3.79	4.32

	Plan 2021	Plan 2021	Plan 2021	Plan 2022	Plan 2022
	(grant March 24	(grant April 12	(grant June 14	(grant June 14	(grant Oct 20
	2023)	2023)	2023)	2023)	2023)
Return Dividend	0%	0%	0%	0%	0%
Expected volatility	52.00%	52.00%	51.28%	51.28%	50.00%
Risk-free interest rate	3.20%	3.24%	3.36%	3.36%	3.55%
Expected life	3	3	3	3	3
Exercise price	5.42	6.36	7.19	7.19	5.92
Stock price	6.70	7.08	7.10	7.10	5.60
Fair value	3.09	3.04	2.75	2.75	2.07

	Plan 2022	Plan 2022	Plan 2022	Plan 2024	Plan 2024
	(grant Feb 01	(grant Apr 21	(grant Aug 2	(grant Aug 2	(grant Sep 18
	2024)	2024)	2024)	2024)	2024)
Return Dividend	0%	0%	0%	0%	0%
Expected volatility	62.20%	65.50%	66.00%	66.00%	65.20%
Risk-free interest rate	2.63%	3.08%	2.55%	2.55%	2.38%
Expected life	3	3	3	3	3
Exercise price	5.24	9.04	7.88	7.88	7.20
Stock price	9.96	9.20	7.56	7.56	7.54
Fair value	6.26	4.40	3.47	3.47	3.60

	Plan 2024	Plan 2024	Plan 2024	Plan 2024	Plan 2025
	(grant Nov 25	(grant Nov 25	(grant Feb 1	(grant Feb 1	(grant Feb 1
	2024)	2024)	2025)	2025)	2025)
Return Dividend	0%	0%	0%	0%	0%
Expected volatility	63.70%	63.70%	63.00%	63.00%	63.00%
Risk-free interest rate	2.24%	2.24%	2.26%	2.26%	2.26%
Expected life	3	3	3	3	3
Exercise price	7.69	8.04	9.63	10.15	10.15
Stock price	8.10	8.10	10.15	10.15	10.15
Fair value	3.80	3.70	4.76	4.61	4.61

	Plan 2025	Plan 2025	Plan 2025
	(grant Mar 14	(grant Apr 8	(grant May 5
	2025)	2025)	2025)
Return Dividend	0%	0%	0%
Expected volatility	63.00%	65.24%	64.97%
Risk-free interest rate	2.40%	2.11%	2.02%
Expected life	3	3	3
Exercise price	10.80	7.20	5.65
Stock price	10.80	5.76	5.65
Fair value	4.91	2.31	2.60

	Plan 2021	Plan 2021	Plan 2021	Plan 2021
	(grant Sept 17	(grant Oct 27	(grant Feb 21	(grant Feb 21
	2021)	2021)	2022)	2022)
Return Dividend	0%	0%	0%	0%
Expected volatility	52.00%	52.00%	52.00%	52.00%
Risk-free interest rate	3.25%	3.25%	3.17%	3.36%
Expected life	2	2	2	2
Exercise price	5.42	5.42	5.42	5.42
Stock price	6.68	6.68	6.68	6.68
Fair value	2.48	2.52	2.67	2.49
Incremental Fair value	2.38	2.40	2.23	2.38

	Plan 2021	Plan 2021	Plan 2021	Plan 2021
	(grant Feb 21	(grant May 14	(grant Aug 8	(grant Aug 8
	2022)	2022)	2022)	2022)
Return Dividend	0%	0%	0%	0%
Expected volatility	52.00%	52.00%	52.00%	52.00%
Risk-free interest rate	3.03%	3.13%	3.13%	2.98%
Expected life	3	2	3	4
Exercise price	5.42	5.42	5.42	5.42
Stock price	6.68	6.68	6.68	6.68
Fair value	3.05	2.75	2.87	3.21
Incremental Fair value	2.23	1.92	1.28	1.19